Earnings (Loss) Per Share - Schedule of Basic Earnings (Loss) Per Share (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Schedule of Basic Earnings (Loss) Per Share [Line Items]
Earnings (loss) for the year attributable to ordinary shares owners of the Company	$ (4,706)	$ 15,145	$ 4,456
Weighted average number of ordinary shares for the purpose of earnings (loss) per share	27,875	9,258	9,994
Class B Ordinary Shares [Member]
Schedule of Basic Earnings (Loss) Per Share [Line Items]
Earnings (loss) for the year attributable to ordinary shares owners of the Company	$ (3,048)	$ 12,606	$ 3,708
Weighted average number of ordinary shares for the purpose of earnings (loss) per share	18,053	7,706	8,318